Document and Entity Information	Jan. 19, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 19, 2024
Entity Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 19, 2024
Document Effective Date	Jan. 19, 2024
Prospectus Date	Jan. 23, 2023
Money Market Portfolio | Select Class
Prospectus:
Trading Symbol	MSKXX
Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MDDXX
Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MBDXX
Money Market Portfolio | Wealth Class
Prospectus:
Trading Symbol	MWMXX
Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MNFXX
Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MEPXX
Money Market Portfolio | Wealth S Class
Prospectus:
Trading Symbol	MWSXX
Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MLKXX